Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Summary of Debt
The components of debt at June 30, 2024 and December 31, 2023 are as follows (in thousands):

	As of June 30,	As of December 31,
	2024	2023
4.60% Senior Notes due to related party due 2026	$35,992	$38,778
Total debt	35,992	38,778
Less: Short-term debt	—	38,778
Total Long-term debt	$35,992	$—